SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 item	Sep. 30, 2020 item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of vendors	5	2	3	2
Inventory, percentage	39.00%	39.00%